BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                                   22nd Floor
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com



                                  May 30, 2008


BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                    Re:  Cash Assets Trust
                    File Nos. 2-92164 and 811-4066

Dear Sirs:

         On behalf of the three portfolios of Cash Assets Trust (the "Funds") I enclose for filing with the Commission, pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and pursuant to the Investment Company Act of 1940 (the "1940 Act"), the following documents:


         In accordance with Rule 472(b) under the 1933 Act and Rule 8b-11 under the 1940 Act, the text on Form N-1A of Post-Effective Amendment No. 33 to the Registration Statement of the Funds under the 1933 Act and Amendment No. 32 to the Registration Statement of the Funds under the 1940 Act, marked to show changes.

         Pursuant to Rule 485(a) it is proposed that this amendment will become effective on July 31, 2008.

         This filing is being made under Rule 485(a) because the Funds have filed a joint proxy statement for shareholder meetings to be held July 16, 2008. In addition to routine items, election of Trustees and approval of independent registered public accounting firm, the meeting will consider approval of new Advisory Agreements which will include new fee rates and breakpoints which differ from those in the current advisory agreements and which will eliminate current fee limitations, all of which changes operate in conjunction with related changes in the administration agreements of the respective Funds. If the meeting should not approve the new agreements, the Funds will file an amendment under Rule 485(b) because the existing advisory agreements will continue in effect. The terms of the new agreements are otherwise substantially identical to those of the existing agreements.

         The staff is advised that other than disclosures relating to the foregoing, this filing contains only routine annual updates. Selective review would accordingly be appropriate.

         The staff is advised that not all of the financial material required was available at the time of this filing. It is our intention to file a superseding amendment under Rule 485(b) when such material becomes available to become effective July 31, 2008.

         Please provide comments to me or to my partner Robert Jones at the above telephone number, 212-818-1110.


                              Very truly yours,


                              /s/ William L.D. Barrett
                              William L. D. Barrett